Contingencies, Guarantees, Indemnifications and Leases - Guarantees and Indemnifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guaranty Funds
Undiscounted liability balance for guaranty fund assessments	$ 20.6	$ 21.0
Premium tax offsets	9.7	$ 9.7
Guarantees to third parties primarily related to former subsidiaries and joint ventures
Guarantees and Indemnifications
Maximum exposure under guarantees	125.0
Lawsuit alleging breach of fiduciary duty related to PFIO
Loss contingencies - disclosures
Estimated losses accrued related to legal matters	$ 0.0